Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 5:	Stockholders’ Equity

During the six months ended June 30, 2013, the Company sold an aggregate of 7,080,000 common shares and 200,000 warrants in a private placement for cash proceeds of $1,718,000, net of issuance costs paid in cash of $52,000. The Company also issued an aggregate of 52,000 common stock warrants as payment of additional commissions. The warrants vest immediately, are exercisable at $0.50 per share and have a term of two years from the issue date. This was part of an offering that began in the fourth quarter of 2012.

During the six months ended June 30, 2013, the Company issued 560,000 common shares in exchange for a subscription note receivable of $140,000. The subscription note receivable bears interest at a rate of 5%, is due on July 16, 2013, and is secured by a total of 600,000 common shares of the Company, 40,000 of which were previously issued to the investor. The Company is continuing to work with the subscriber to complete this transaction.

During the six months ended June 30, 2013, the Company issued an aggregate of 707,405 common shares for the conversion of $165,000 of debt and $11,852 of interest (see Note 4).

On January 1, 2013, the Company entered into a one year agreement with a firm that provides strategic investor relations services. In connection with the agreement, the Company issued 270,000 shares of common stock to the firm. In the event that the agreement is cancelled during its term, the Company may repurchase, for the sum of $1.00, the remaining shares that would have otherwise been earned by the firm during the remainder of the term. The shares are earned in equal monthly installments of 22,500 each beginning on January 1, 2013. As of February 13, 2013, the agreement was assigned to another entity affiliated with the original firm. The fair value of the shares will be determined upon the completion of the services. During the six months ended June 30, 2013, $106,762 in fair value was recognized under this award. The fair value of the unvested portion as of June 30, 2013 was determined to be $108,000 which will be recognized over the remaining service period.

On January 11, 2013, the Company entered into a one-year agreement with a firm that provides legal services. In connection with the agreement, the Company agreed to issue 900,000 shares of common stock to the firm. The shares of common stock are to be issued in quarterly installments beginning in April 2013. Under certain circumstances as described in the agreement, the number of shares may be adjusted based on the type and amount of services provided by the firm. The fair value of the shares will be determined upon the completion of the services. During the six months ended June 30, 2013, $368,249 in fair value was recognized under this award. The fair value of the unvested portion as of June 30, 2013 was determined to be $390,000 which will be recognized over the remaining service period. As of June 30, 2013, 225,000 shares have been issued under this agreement.

On January 15, 2013, the Company entered into a one-year agreement with an individual who provides financial and investor relations services to the Company. In connection with the agreement, the Company agreed to issue 100,000 shares of common stock to the individual. The shares of common stock are to be issued in quarterly installments beginning in April 2013. The fair value of the shares will be determined upon the completion of the services. During the six months ended June 30, 2013, $40,792 in fair value was recognized under this award. The fair value of the unvested portion as of June 30, 2013 was determined to be $43,333 which will be recognized over the remaining service period. As of June 30, 2013, 25,000 shares have been issued under this agreement.

On April 26, 2013, the Company entered into a consulting agreement, dated April 24, 2013, with a firm that provides finance, accounting and management services, with specific services described in the agreement. The agreement does not have a fixed term but can be terminated by the Company upon 30 days notice. As compensation, upon execution of the agreement, the consultant is to be paid $10,000, either in cash, or as $7,500 in cash and $2,500 in restricted common stock with the number of shares calculated based on a price that is 80% of the volume weighted average price of the Company’s stock for the prior month, with a $0.01 minimum price, at the Company’s election. The Company paid this initial compensation in cash. Subsequently, the consultant is to be compensated on a monthly basis beginning June 1, 2013 with a fee of $7,500 per month. At the Company’s election, the monthly fee can be paid all in cash or a combination of $5,000 in cash and $2,500 in restricted common stock of the Company. The number of shares to be issued is calculated based on a share price of 80% of the volume weighted average price of the Company’s common stock for the prior month, with a $0.01 minimum price. In addition, the consultant will be entitled to quarterly bonuses payable in cash or restricted stock at the sole discretion of the Company. For services outside of those described in the agreement, the consultant will charge the Company at the rate of $250 per hour, payable 50% in cash and 50% in restricted common stock, using the same computation of shares as used for the quarterly payments. No common shares have been issued under this agreement.

On April 19, 2013, the Company entered into a one-year investment banking services agreement. As compensation, upon execution of the agreement, the Company issued 150,000 common shares and 150,000 warrants exercisable at $0.75 per share with a term of 5 years. The warrants vest immediately and have a fair value of $149,843 as calculated using the using Black-Scholes model. Assumptions used in the Black-Scholes model include: (1) a discount rate of 1.410%; (2) an expected term of 5 years; (3) an expected volatility of 288%; and (4) zero expected dividends. The common shares issued have a fair value of $150,000 as calculated using the stock price of $1.00 on the grant date. The consultant is entitled to a cash commission of 8% of the gross proceeds of any financing transaction the consultant brings to the Company plus commissions paid in warrants equal to 10% of the gross proceeds. The warrants will be exercisable at the price per share paid by participants in the financing transaction and have a term of 5 years.

NOTE 7 -Stockholders’ Equity

At inception, Sonoro Energy Ltd. was issued 60,000 common shares of the Predecessor, representing a 60% ownership, in exchange for Sonoro’s heavy oil technology license. The fair value of the shares at inception was determined to be nominal and Company recorded the acquisition cost of the license at $-0-, which reflected Sonoro Energy Ltd.’s basis in the license.

At inception, Albnafta Shpk was issued 40,000 common shares of the Predecessor, representing a 40% ownership. The shares were valued at $0 as their fair value at inception was determined to be nominal. From inception through July 31, 2012, Albnafta Shpk contributed an aggregate of $704,378. Albnafta Shpk is owned 100% by Art Agolli.

During the period from August 1, 2012 through December 31, 2012, the Company sold an aggregate of 5,650,000 common shares for net cash proceeds of $1,389,500. In connection with the sales, the company paid stock issuance costs of $23,000 and issued an aggregate of 363,000 common stock warrants as payment for stock issuance costs. The warrants are exercisable at $0.50 per share, vest immediately and have terms ranging from 1 to 2 years.

There was no warrant activity prior to August 1, 2012. A summary of the Company’s warrant activity between August 1, 2012 and December 31, 2012 is as follows:

	Number of	Weighted Average
	Warrants	Exercise Price
Outstanding at August 1, 2012	-	$-
Granted	363,000	0.50
Exercised	-	-
Forfeited/expired	-	-
Outstanding at December 31, 2012	363,000	$0.50

The following table summarizes the exercise price, number of warrants, weighted average exercise price and the weighted average remaining life (in years) of all warrants outstanding as of December 31, 2012:

			Weighted Average
Exercise	Number of	Weighted Average	Remaining Life
Price	Warrants	Exercise Price	(years)
$0.50	363,000	$0.50	.76